RIGHT OF USE ASSETS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) property	Dec. 31, 2021 USD ($) property	Dec. 31, 2020 USD ($) property
Disclosure of quantitative information about right-of-use assets [line items]
Number of properties with impairment losses | property	13	11	20
Number of properties with impairment losses reversal | property	7	0	0
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss | $	$ (14,194)	$ (5,062)	$ (10,564)
Reversal of impairment loss | $	$ 4,223	$ 0	$ 0